Employee Retirement Benefits Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity securities Target Allocation	40.00%
Fixed income Target Allocation	30.00%
Alternative strategies Target Allocation	30.00%
Total Target Allocation	100.00%
Equity securities Plan Allocation		38.00%	41.00%
Fixed income Plan Allocation		22.00%	24.00%
Alternative strategies Plan Allocation		34.00%	33.00%
Cash Plan Allocation		6.00%	2.00%
Total Plan Allocation		100.00%	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity securities Target Allocation	9.00%
Fixed income Target Allocation	83.00%
Alternative strategies Target Allocation	5.00%
Cash Target Allocation	3.00%
Total Target Allocation	100.00%
Equity securities Plan Allocation		9.00%	14.00%
Fixed income Plan Allocation		83.00%	78.00%
Alternative strategies Plan Allocation		5.00%	5.00%
Cash Plan Allocation		3.00%	3.00%
Total Plan Allocation		100.00%	100.00%